Note 9 - Commitments and Contingencies - Operating Lease Obligations (Details)	Dec. 31, 2020 USD ($)
2021	$ 439,000
2022	79,000
Total lease payments	518,000
Less present value discount	(10,000)
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 508,000